Net investment (expense)/income	12 Months Ended
Dec. 31, 2025
Gains (losses) on financial instruments [abstract]
Net investment (expense)/income	Net investment (expense)/income

Accounting for net investment (expense)/income
Dividends are recognised when the right to receive the dividend has been established. Incremental costs are reported within net investment income if they are directly attributable to generating identifiable investment income. Other accounting policies relating to net investment income are set out in Note 12 and Note 14.

	2025	2024	2023
	£m	£m	£m
Net gains from financial assets mandatorily at fair value	161	219	133
Net (losses)/gains from disposal of financial assets at fair value through other comprehensive income	(201)	134	102
Net losses from disposal of financial assets and liabilities measured at amortised cost[1]	(6)	(225)	(9)
Dividend Income	—	3	—
Net losses on other investments	(26)	(62)	(114)
Net investment (expense)/income	(72)	69	112
1    Included within the 2024 balance are losses of £220m on sale of the performing Italian retail mortgage portfolio.